Stock-Based Compensation Awards - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Total	$ 168	$ 434	$ 887		$ 452
Research and Development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total	23	119	157		160
General and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total	$ 145	$ 315	$ 730	[1]	$ 292	[1]

[1]	Includes approximately $72,000 in stock bonuses pursuant to the 2022 Omnibus Incentive Plan.